Earnings per share (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share
Open and unexercised options to purchase common shares	0	0	0
Basic earnings per share
Net income attributable to the shareholders of the Company	R$ 122,671	R$ 93,140	R$ 57,208
Weighted average number of outstanding common shares (thousands)	1,997,588	1,160,613	547,578
Basic earnings per common share (R$)	R$ 0.06	R$ 0.08	R$ 0.10
Diluted earnings per share
Net income attributable to the shareholders of the Company	R$ 122,671	R$ 93,140	R$ 57,208
Weighted average number of outstanding common shares (thousands)	1,997,588	1,160,613	547,578
Diluted earnings per common share (R$)	R$ 0.06	R$ 0.08	R$ 0.10